Investments - Schedule of investments (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 13,994
Recognition (deferral) of profit on inventory sold (not yet sold) to third party, net			(2,715)	$ 0
Equity in loss of investment in joint venture and associates			(11,059)	(1,154)
Investments, ending balance			21,647	13,994
Weichai Ballard JV
Disclosure of joint ventures [line items]
Investments, beginning balance			13,989	0
Capital contribution to JV			20,944	14,286
Incorporation costs			4	320
Equity in loss of investment in joint venture and associates			(10,580)	(617)
Investments, ending balance			$ 21,642	$ 13,989
Proportion of ownership interest in joint venture	49.00%		49.00%	49.00%
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 0	$ 676
Recognition (deferral) of profit on inventory sold (not yet sold) to third party, net			(479)	139
Equity in loss of investment in joint venture and associates			(479)	(537)
Investments, ending balance			$ 0	$ 0
Proportion of ownership interest in joint venture		10.00%	10.00%	10.00%
Other
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 5
Investments, ending balance			$ 5	$ 5